EQUITY - Capital (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 22, 2023	Nov. 08, 2023	Feb. 15, 2023	Dec. 31, 2022
EQUITY
Authorized capital	1,850,000,000
Capital	R$ 63,571,416,000				R$ 63,571,416,000
Maximum total value of share reduction	R$ 5
Amount of reduce the company share capital			R$ 1,500,000,000
Maximum number of shares repurchase	40,550,121
Maximum value to be used in the shares repurchase program	R$ 500
Number of shares canceled		10,968,371		13,381,540